Investment Portfolio - January 31, 2026

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.3%

Communication Services - 9.8%
Interactive Media & Services - 9.8%
Alphabet, Inc. - Class A	10,419	$3,521,622
Meta Platforms, Inc. - Class A	3,836	2,748,494
Total Communication Services		6,270,116

Consumer Discretionary - 8.7%
Broadline Retail - 6.5%
Amazon.com, Inc.*	17,319	4,144,437
Specialty Retail - 2.2%
The TJX Companies, Inc.	9,500	1,423,195
Total Consumer Discretionary		5,567,632
Financials - 24.2%
Banks - 2.1%
JPMorgan Chase & Co.	4,370	1,336,739
Capital Markets - 12.2%
BlackRock, Inc.	1,445	1,616,868
Intercontinental Exchange, Inc.	6,625	1,151,293
Moody's Corp.	2,444	1,260,029
MSCI, Inc.	2,202	1,341,502
Nasdaq, Inc.	13,710	1,328,362
S&P Global, Inc.	2,184	1,152,693
		7,850,747
Financial Services - 7.8%
Mastercard, Inc. - Class A	5,091	2,742,980
Visa, Inc. - Class A	6,964	2,241,224
		4,984,204
Insurance - 2.1%
First American Financial Corp.	21,453	1,355,401
Total Financials		15,527,091
Health Care - 8.9%
Biotechnology - 2.1%
Vertex Pharmaceuticals, Inc.*	2,824	1,326,998
Health Care Equipment & Supplies - 2.7%
The Cooper Companies, Inc.*	21,466	1,746,903
Health Care Providers & Services - 4.1%
Elevance Health, Inc.	5,270	1,822,050
UnitedHealth Group, Inc.	2,895	830,662
		2,652,712
Total Health Care		5,726,613
Industrials - 9.5%
Aerospace & Defense - 1.3%
HEICO Corp. - Class A	3,307	841,929
Air Freight & Logistics - 2.5%
United Parcel Service, Inc. - Class B	15,246	1,619,430
Commercial Services & Supplies - 2.7%
Rollins, Inc.	27,433	1,737,606
Professional Services - 3.0%
TransUnion	23,800	1,880,676
Total Industrials		6,079,641
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology - 26.8%
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. - Class A	4,627	$666,658
Semiconductors & Semiconductor Equipment - 10.2%
Applied Materials, Inc.	3,610	1,163,575
Lam Research Corp.	3,556	830,184
NVIDIA Corp.	23,807	4,550,232
		6,543,991
Software - 15.5%
Bentley Systems, Inc. - Class B	31,769	1,115,728
Cadence Design Systems, Inc.*	5,956	1,765,120
Microsoft Corp.	8,163	3,512,457
ServiceNow, Inc.*	15,255	1,784,988
Workday, Inc. - Class A*	10,129	1,778,956
		9,957,249
Total Information Technology		17,167,898
Materials - 4.2%
Chemicals - 4.2%
Albemarle Corp.	7,684	1,311,121
The Sherwin-Williams Co.	3,971	1,408,275
Total Materials		2,719,396
Real Estate - 6.2%
Real Estate Management & Development - 3.3%
CBRE Group, Inc. - Class A*	12,447	2,120,098
Specialized REITs - 2.9%
Weyerhaeuser Co.	72,171	1,860,568
Total Real Estate		3,980,666

TOTAL COMMON STOCKS
(Identified Cost $48,509,583)		63,039,053

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares, 3.58%[1]
(Identified Cost $1,211,597)	1,211,597	1,211,597

TOTAL INVESTMENTS - 100.2%
(Identified Cost $49,721,180)		64,250,650
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(126,357)
NET ASSETS - 100%		$64,124,293

Investment Portfolio - January 31, 2026

(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,270,116	$6,270,116	$—	$—
Consumer Discretionary	5,567,632	5,567,632	—	—
Financials	15,527,091	15,527,091	—	—
Health Care	5,726,613	5,726,613	—	—
Industrials	6,079,641	6,079,641	—	—
Information Technology	17,167,898	17,167,898	—	—
Materials	2,719,396	2,719,396	—	—
Real Estate	3,980,666	3,980,666	—	—
Short-Term Investment	1,211,597	1,211,597	—	—
Total assets	$64,250,650	$64,250,650	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2025 or January 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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